Commitments and Contingent Liabilities (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 02, 2018	Dec. 31, 2021
Disclosure of commitments [text block] [Abstract]
Liability to pay the IIA royalties for future sales	$ 374
Royalties payable, description	Royalties are payable at the rate of 3% to 3.5% of the proceeds from such sales.
Royalties paid		$ 9
Remaining contingent consideration liability		915
Total contingent consideration		$ 684